Financial instruments and related disclosures - Summary of Detailed Information of Interest Rate Swap Contracts Outstanding and Related Hedged Items (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Forward starting interest rate swaps
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied	£ 21	£ 24